Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 276,374	$ 505,091	$ 1,124
Restricted cash	1,012	25,386	703
Deposits	55,639	63,370	6,412
Other current assets	8,608	13,410	6,200
Total current assets	341,633	607,257	14,439
Property and equipment, net	338,877	293,135	293,933
Right of use assets	18,701
Other non-current assets	6,853	7,040	8,010
Total assets	706,064	907,432	316,382
Current liabilities
Accounts payable	45,400	37,773	86,601
Accrued expenses and other current liabilities	86,766	90,512	52,382
Related party accrued interest	12,222	11,231	82,260
Accrued interest	1,493	8,263	36,030
Operating lease liabilities, current portion	2,113
Finance lease liabilities, current portion	2,287
Related party notes payable	13,636	13,655	332,355
Notes payable, current portion	78,865	132,372	149,199
Total current liabilities	242,782	293,806	849,051
Vendor payables in trust			110,224
Operating lease liabilities, less current portion	16,885
Finance Capital lease liabilities, less current portion	7,390	7,570	36,501
Other liabilities, less current portion	3,785	3,720	1,000
Notes payable, less current portion		34,682	9,168
Total liabilities	270,842	339,778	895,720
Commitments and contingencies (Note 11)
Commitment to issue Class A Common Stock	32,900
Stockholders’ equity
Class A Common Stock, $0.0001 par value; 750,000,000 shares authorized; 238,197,018 and 168,693,323 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	24	17	9
Class B Common Stock, $0.0001 par value; 75,000,000 shares authorized; 64,000,588 shares and no shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	6		6
Additional paid-in capital	3,487,415	3,482,226	1,817,760
Accumulated other comprehensive loss	(7,509)	(6,945)	(5,974)
Accumulated deficit	(3,077,614)	(2,907,644)	(2,391,139)
Total stockholders’ equity	402,322	567,654	(579,338)
Total liabilities, commitment to issue Class A Common Stock and stockholders’ equity	$ 706,064	$ 907,432	$ 316,382